Pensions and other post-retirement benefits - Schedule of reconciliation of changes in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,951	£ 3,075
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	165	284
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,814	1,951
Actual return on plan assets	302	(4,956)
Expected contributions to plans in the following year	151	149
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,614	2,590
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	118	197
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,261	1,614
Actual return on plan assets	(115)	(3,852)
Expected contributions to plans in the following year	108	99
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	324	484
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	26	76
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	408	324
Actual return on plan assets	202	(775)
Expected contributions to plans in the following year	28	36
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	13	1
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	21	11
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	145	13
Actual return on plan assets	215	(329)
Expected contributions to plans in the following year	15	14
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	21,246	27,013
Changes in net defined benefit liability (asset) [abstract]
Interest income	1,011	782
Return on plan assets (less than)/in excess of interest	(709)	(5,738)
Administration costs	(22)	(19)
Assets distributed on settlements	(513)	(571)
Employer contributions	165	284
Employee contributions	10	10
Benefits paid	(1,171)	(1,288)
Exchange adjustments	(195)	697
Reclassification to held for sale (note 10)	(89)	76
Closing net defined benefit asset	19,733	21,246
Plan assets | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	12,578	16,865
Changes in net defined benefit liability (asset) [abstract]
Interest income	620	398
Return on plan assets (less than)/in excess of interest	(735)	(4,250)
Administration costs	(13)	(9)
Assets distributed on settlements	0	0
Employer contributions	118	197
Employee contributions	10	10
Benefits paid	(707)	(709)
Exchange adjustments	0	0
Reclassification to held for sale (note 10)	(89)	76
Closing net defined benefit asset	11,782	12,578
Plan assets | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	6,060	7,263
Changes in net defined benefit liability (asset) [abstract]
Interest income	271	273
Return on plan assets (less than)/in excess of interest	(69)	(1,048)
Administration costs	(7)	(8)
Assets distributed on settlements	(513)	(571)
Employer contributions	26	76
Employee contributions	0	0
Benefits paid	(312)	(426)
Exchange adjustments	(136)	501
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	5,320	6,060
Plan assets | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	2,608	2,885
Changes in net defined benefit liability (asset) [abstract]
Interest income	120	111
Return on plan assets (less than)/in excess of interest	95	(440)
Administration costs	(2)	(2)
Assets distributed on settlements	0	0
Employer contributions	21	11
Employee contributions	0	0
Benefits paid	(152)	(153)
Exchange adjustments	(59)	196
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	£ 2,631	£ 2,608